John Hancock Funds II
Supplement dated April 16, 2012
to the Prospectus dated December 31, 2011, as revised March 1, 2012
Lifecycle 2010-2050 Portfolios
Effective May 1, 2012, the John Hancock Funds Lifecycle Portfolios are changing their names to John Hancock Retirement Living Portfolios.
All portfolios in the Lifecycle Portfolios suite will become Retirement Living Portfolios as follows:

Old Portfolio Name	New Portfolio Name
Lifecycle 2010 Portfolio	Retirement Living through 2010 Portfolio
Lifecycle 2015 Portfolio	Retirement Living through 2015 Portfolio
Lifecycle 2020 Portfolio	Retirement Living through 2020 Portfolio
Lifecycle 2025 Portfolio	Retirement Living through 2025 Portfolio
Lifecycle 2030 Portfolio	Retirement Living through 2030 Portfolio
Lifecycle 2035 Portfolio	Retirement Living through 2035 Portfolio
Lifecycle 2040 Portfolio	Retirement Living through 2040 Portfolio
Lifecycle 2045 Portfolio	Retirement Living through 2045 Portfolio
Lifecycle 2050 Portfolio	Retirement Living through 2050 Portfolio
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 16, 2012
to the Summary Prospectus dated December 31, 2011, as revised March 1, 2012
Lifecycle 2010-2050 Portfolios
Effective May 1, 2012, the John Hancock Funds Lifecycle Portfolios are changing their names to John Hancock Retirement Living Portfolios.
All portfolios in the Lifecycle Portfolios suite will become Retirement Living Portfolios as follows:

Old Portfolio Name	New Portfolio Name
Lifecycle 2010 Portfolio	Retirement Living through 2010 Portfolio
Lifecycle 2015 Portfolio	Retirement Living through 2015 Portfolio
Lifecycle 2020 Portfolio	Retirement Living through 2020 Portfolio
Lifecycle 2025 Portfolio	Retirement Living through 2025 Portfolio
Lifecycle 2030 Portfolio	Retirement Living through 2030 Portfolio
Lifecycle 2035 Portfolio	Retirement Living through 2035 Portfolio
Lifecycle 2040 Portfolio	Retirement Living through 2040 Portfolio
Lifecycle 2045 Portfolio	Retirement Living through 2045 Portfolio
Lifecycle 2050 Portfolio	Retirement Living through 2050 Portfolio
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 16, 2012
to the Prospectus and Statement of Additional Information each dated December 31, 2011
Lifecycle 2010-2050 Portfolios
Effective May 1, 2012, the John Hancock Funds Lifecycle Portfolios are changing their names to John Hancock Retirement Living Portfolios.
All portfolios in the Lifecycle Portfolios suite will become Retirement Living Portfolios as follows:

Old Portfolio Name	New Portfolio Name
Lifecycle 2010 Portfolio	Retirement Living through 2010 Portfolio
Lifecycle 2015 Portfolio	Retirement Living through 2015 Portfolio
Lifecycle 2020 Portfolio	Retirement Living through 2020 Portfolio
Lifecycle 2025 Portfolio	Retirement Living through 2025 Portfolio
Lifecycle 2030 Portfolio	Retirement Living through 2030 Portfolio
Lifecycle 2035 Portfolio	Retirement Living through 2035 Portfolio
Lifecycle 2040 Portfolio	Retirement Living through 2040 Portfolio
Lifecycle 2045 Portfolio	Retirement Living through 2045 Portfolio
Lifecycle 2050 Portfolio	Retirement Living through 2050 Portfolio
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 16, 2012
to the Class R2 Prospectus and Statement of Additional Information each dated March 1, 2012
Lifecycle 2010-2050 Portfolios
Effective May 1, 2012, the John Hancock Funds Lifecycle Portfolios are changing their names to John Hancock Retirement Living Portfolios.
All portfolios in the Lifecycle Portfolios suite will become Retirement Living Portfolios as follows:

Old Portfolio Name	New Portfolio Name
Lifecycle 2010 Portfolio	Retirement Living through 2010 Portfolio
Lifecycle 2015 Portfolio	Retirement Living through 2015 Portfolio
Lifecycle 2020 Portfolio	Retirement Living through 2020 Portfolio
Lifecycle 2025 Portfolio	Retirement Living through 2025 Portfolio
Lifecycle 2030 Portfolio	Retirement Living through 2030 Portfolio
Lifecycle 2035 Portfolio	Retirement Living through 2035 Portfolio
Lifecycle 2040 Portfolio	Retirement Living through 2040 Portfolio
Lifecycle 2045 Portfolio	Retirement Living through 2045 Portfolio
Lifecycle 2050 Portfolio	Retirement Living through 2050 Portfolio
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 16, 2012
to the Class R2 Summary Prospectus dated March 1, 2012
Lifecycle 2010-2050 Portfolios
Effective May 1, 2012, the John Hancock Funds Lifecycle Portfolios are changing their names to John Hancock Retirement Living Portfolios.
All portfolios in the Lifecycle Portfolios suite will become Retirement Living Portfolios as follows:

Old Portfolio Name	New Portfolio Name
Lifecycle 2010 Portfolio	Retirement Living through 2010 Portfolio
Lifecycle 2015 Portfolio	Retirement Living through 2015 Portfolio
Lifecycle 2020 Portfolio	Retirement Living through 2020 Portfolio
Lifecycle 2025 Portfolio	Retirement Living through 2025 Portfolio
Lifecycle 2030 Portfolio	Retirement Living through 2030 Portfolio
Lifecycle 2035 Portfolio	Retirement Living through 2035 Portfolio
Lifecycle 2040 Portfolio	Retirement Living through 2040 Portfolio
Lifecycle 2045 Portfolio	Retirement Living through 2045 Portfolio
Lifecycle 2050 Portfolio	Retirement Living through 2050 Portfolio
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 16, 2012
to the Prospectus and Statement of Additional Information each dated December 31, 2011
Retirement 2010-2050 Portfolios
Effective May 1, 2012, the John Hancock Funds Retirement Portfolios are changing their names to John Hancock Retirement Choices Portfolios.
All portfolios in the Retirement Portfolios suite will become Retirement Choices Portfolios as follows:

Old Portfolio Name	New Portfolio Name
Retirement 2010 Portfolio	Retirement Choices at 2010 Portfolio
Retirement 2015 Portfolio	Retirement Choices at 2015 Portfolio
Retirement 2020 Portfolio	Retirement Choices at 2020 Portfolio
Retirement 2025 Portfolio	Retirement Choices at 2025 Portfolio
Retirement 2030 Portfolio	Retirement Choices at 2030 Portfolio
Retirement 2035 Portfolio	Retirement Choices at 2035 Portfolio
Retirement 2040 Portfolio	Retirement Choices at 2040 Portfolio
Retirement 2045 Portfolio	Retirement Choices at 2045 Portfolio
Retirement 2050 Portfolio	Retirement Choices at 2050 Portfolio
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated April 16, 2012
to the Class R2 Prospectus and Statement of Additional Information each dated March 1, 2012
Retirement 2010-2050 Portfolios
Effective May 1, 2012, the John Hancock Funds Retirement Portfolios are changing their names to John Hancock Retirement Choices Portfolios.
All portfolios in the Retirement Portfolios suite will become Retirement Choices Portfolios as follows:

Old Portfolio Name	New Portfolio Name
Retirement 2010 Portfolio	Retirement Choices at 2010 Portfolio
Retirement 2015 Portfolio	Retirement Choices at 2015 Portfolio
Retirement 2020 Portfolio	Retirement Choices at 2020 Portfolio
Retirement 2025 Portfolio	Retirement Choices at 2025 Portfolio
Retirement 2030 Portfolio	Retirement Choices at 2030 Portfolio
Retirement 2035 Portfolio	Retirement Choices at 2035 Portfolio
Retirement 2040 Portfolio	Retirement Choices at 2040 Portfolio
Retirement 2045 Portfolio	Retirement Choices at 2045 Portfolio
Retirement 2050 Portfolio	Retirement Choices at 2050 Portfolio
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.